Cash and cash equivalents	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	20. Cash and cash equivalents

Cash and cash equivalents include cash balances, together with short-term investments with an original maturity of three months or less that are readily convertible to cash.
The carrying amounts of cash and cash equivalents approximate their fair values.
Cash at bank earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for periods varying between one day and three months, depending on the immediate cash requirements, and earn interest at the respective short-term deposit rates.
Cash and cash equivalents held in currencies other than sterling have been converted into sterling at year-end exchange rates. For further information on currency exposures, refer to note 32(c).
Cash and cash equivalents at 31 March 2025 include £nil (2024: £11 million) that is restricted. The restricted cash balances included cash balances that could only be used for low-carbon network fund projects.

	2025	2024
	£m	£m
Cash at bank	625	259
Short-term deposits	553	300
Cash and cash equivalents	1,178	559